Brown Advisory Sustainable International Leaders Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 99.1%
Brazil - 3.4%
56,690	B3 SA - Brasil Bolsa Balcao	186,821
Canada - 4.8%
1,878	Waste Connections, Inc.	262,633
China - 7.1%
19,500	AIA Group, Ltd.	203,617
4,000	Tencent Holdings, Ltd.	184,377
		387,994
Denmark - 4.3%
1,558	Coloplast A/S	235,941
Finland - 2.6%
2,645	Kone OYJ	138,414
France - 9.0%
291	LVMH Moet Hennessy Louis Vuitton SE	207,717
2,379	Safran S.A.	280,095
		487,812
Germany - 8.4%
2,139	CTS Eventim AG & Co. KGaA*	145,276
1,713	Deutsche Boerse AG	308,360
		453,636
India - 3.5%
3,086	HDFC Bank, Ltd. ADR	189,264
Indonesia - 2.9%
488,700	Bank Rakyat Indonesia Persero	157,843
Japan - 7.3%
300	Keyence Corp.	139,111
725	Oriental Land Co., Ltd.	138,768
2,300	Shiseido Co., Ltd.	116,169
		394,048
Netherlands - 9.3%
105	Adyen NV*	207,974
165	ASML Holding NV	110,257
1,723	Wolters Kluwer NV	183,684
		501,915
Sweden - 3.5%
4,133	Atlas Copco AB	187,430
Switzerland - 6.3%
526	Roche Holding AG	208,118
411	Sika AG	135,981
		344,099
Taiwan - 2.9%
1,518	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	158,266
United Kingdom - 16.8%
3,131	AVEVA Group PLC	100,006
4,859	Compass Group PLC	104,566
5,455	Experian PLC	210,157
1,633	London Stock Exchange Group PLC	170,290
26,043	Rentokil Initial PLC	179,396
3,221	Unilever PLC	146,242
		910,657
United States - 7.0%
70	Booking Holdings, Inc.*	164,392
546	NXP Semiconductors NV	101,054
165	Shopify, Inc.*	111,589
		377,035
Total Common Stocks (Cost $5,295,348)		5,373,808

Short-Term Investments - 0.8%
Money Market Funds - 0.8%
46,276	First American Government Obligations Fund - Class Z, 0.15%#	46,276
Total Short-Term Investments (Cost $46,276)		46,276
Total Investments - 99.9% (Cost $5,341,624)		5,420,084
Other Assets in Excess of Liabilities - 0.1%		2,728
NET ASSETS - 100.0%		$5,422,812

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$1,174,019	$4,199,789	$-
Short-Term Investments	46,276	-	-
Total Investments	$1,220,295	$4,199,789	$-